Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other payables [text block] [Abstract]
Schedule of notes to their present value
Amount
($)
Balance at December 31, 2017	747,322
Proceeds	3,106,652
Contribution benefit	(500,921)
Finance expense	125,903
Balance at December 31, 2018	3,478,956
Proceeds	2,633,667
Repayments	(1,258,194)
Contribution benefit	(297,110)
Finance expense	257,448
Balance, December 31, 2019	4,814,767
Proceeds	1,261,254
Repayments	(336,000)
Contribution benefit	(228,497)
Finance expense	371,061
Balance, December 31, 2020	5,882,585
Current	2,975,747
Non-current	2,906,838